LEASES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Leases
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating leases for the period ended June 30,
2024	$71,272

Imputed interest	$(509)
Total lease liability	$70,763

Disclosed as:
Current portion	$70,763
Non-current portion	$-

Maturity of lease liability for the operating leases for the period ended March 31,
2024	$108,853
2025	$2,159
Imputed interest	$(776)
Total lease liability	$110,236

Disclosed as:
Current portion	$108,117
Non-current portion	$2,119

SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY

Maturity of lease liability for the financing leases for the period ended June 30,
2024	$55,427
2025	$55,427
2026	$55,427
2027	$18,476
Imputed interest	$(46,851)
Total lease liability	$137,906

Disclosed as:
Current portion	$33,085
Non-current portion	$104,821

Maturity of lease liability for the financing leases for the period ended March 31,
2024	$55,427
2025	$55,427
2026	$55,427
2027	$32,332
Imputed interest	$(53,325)
Total lease liability	$145,288

Disclosed as:
Current portion	$31,629
Non-current portion	$113,659

SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended June 30,
2024	$100,179
2025	$47,938
2026	$55,746
2027	$20,575

Total	$224,438

Amortization of the right of use asset for the period ended March 31,
2024	$138,444
2025	$48,355
2026	$53,661
2027	$35,323

Total	$275,783

SCHEDULE OF TOTAL LEASE COST

Individual components of the total lease cost incurred by the Company is as follows:

	Three Months ended June 30, 2023	Three Months ended June 30, 2022
	(unaudited)	(unaudited)
Operating lease expense	$36,122	$36,122

Financing lease expense
Depreciation of capitalized finance lease assets	9,465	-
Interest expense on finance lease liabilities	6,475	-
	$52,062	$36,122

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2023	Year ended March 31, 2022

Operating lease expense	$144,488	$135,850

Financing lease expense
Depreciation of capitalized finance lease assets	14,564	-
Interest expense on finance lease liabilities	12,002	-
	$171,054	$135,850